UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5527

Dreyfus New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	11/30/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus New Jersey
Municipal Money
Market Fund, Inc.

ANNUAL REPORT November 30, 2009

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Important Tax Information
32	Information About the Review and Approval of the Fund’s Management Agreement
37	Board Members Information
40	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the 12-month period from December 1, 2008, through November 30, 2009.

Evidence has continued to accumulate that the U.S. recession is over and sustained economic recoveries have begun worldwide. U.S. government liquidity-support and stimulus programs, along with an aggressively accommodative monetary policy have so far succeeded in calming the financial crisis, ending the recession and sparking the beginning of a global expansion.As 2009 draws to a close, we expect a continuation of the current sustained rallies among fixed-income and equity asset classes, along with low yields and outflows of money fund assets into these other asset classes.

While money market yields are unlikely to improve anytime soon, we continue to stress the importance of both municipal and taxable money market mutual funds as a haven of price stability and liquidity for risk-averse investors. Is your cash allocation properly positioned for the next phase of this economic cycle? Talk to your financial advisor, who can help you make that determination and prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through November 30, 2009, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2009, Dreyfus New Jersey Municipal Money Market Fund produced a yield of 0.27%. Taking into account the effects of compounding, the fund produced an effective yield of 0.27%.1

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative monetary policy to combat a recession and financial crisis.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund also seeks to maintain a stable $1.00 share price.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Recession, Supply-and-Demand Dynamics Kept Yields Low

Economic conditions deteriorated sharply in the weeks prior to the start of the reporting period. In addition, the failures of major financial institutions sparked a global credit crisis. These developments caused dislocations among a wide variety of financial assets, including some money market instruments. In response, the Fed reduced the overnight federal funds rate in December 2008 to an unprecedented low range of 0% to 0.25%.The U.S. Department of the Treasury also had initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through September 18, 2009.

Tighter lending restrictions led to a decrease in the supply of variable-rate demand notes and tender option bonds. Instead, more issuers have issued longer-term bonds, including taxable securities through the government-supported Build America Bonds program. Meanwhile, demand for tax-exempt money market instruments has remained robust from individuals concerned about tax increases. Due to competitive yields compared with taxable money market instruments, the tax-exempt market also has seen demand from institutional investors.The combination of limited supply and robust demand put additional downward pressure on already low money market yields.

Finally, like many states, New Jersey has faced weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs. New Jersey’s fiscal problems have been exacerbated by a longstanding structural budget imbalance, as well as one of the largest debt burdens and some of the greatest pension and retiree health insurance liabilities in the country.

In-House Research Supported Credit Quality

We focused throughout the reporting period on direct, high-quality municipal obligations. Our credit analysts conduct in-depth, independent research into the fiscal health of the issuers we consider, a process that helped the fund avoid some of the credit-related problems affecting some other money market funds during the downturn. We favored commercial paper and municipal notes backed by high-quality banks, pledged tax appropriations or revenues from public facilities providing essential services. We generally shied away from instruments issued by entities that depend heavily on state aid.

After interest rates fell to historical lows, we reduced the fund’s weighted average maturity to a range that was roughly in line with industry aver-ages.We later adjusted the fund’s weighted average maturity to a slightly longer-than-average position to take advantage of certain opportunities among longer-dated instruments.

Safety and Liquidity Are Paramount

Due to New Jersey’s ongoing fiscal challenges, we believe the prudent course continues to be a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.The Fed has repeatedly indicated that it is likely to keep short-term interest rates low for an extended period, suggesting that money market yields are unlikely to rise significantly anytime soon.

December 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield would have been
0.23% and the effective yield would be 0.23%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from June 1, 2009 to November 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2009

Expenses paid per $1,000†	$ 2.81
Ending value (after expenses)	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2009

Expenses paid per $1,000†	$ 2.84
Ending value (after expenses)	$1,022.26

† Expenses are equal to the fund’s annualized expense ratio of .56%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2009

Short-Term	Coupon	Maturity	Principal
Investments—99.2%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—94.0%
Atlantic County,
GO Notes (County Vocational
School Bonds)	2.00	10/1/10	1,600,000		1,618,563
Brick Township,
GO Notes (General Improvement)	2.00	11/1/10	1,101,000		1,115,071
Camden County Improvement
Authority, County Guaranteed
LR, Refunding	3.00	12/1/09	2,235,000		2,235,000
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.54	12/7/09	6,870,000	[a,b]	6,870,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank NA)	0.29	12/7/09	1,800,000	[a]	1,800,000
Carteret Borough Redevelopment
Agency, Project Note	2.00	9/29/10	2,500,000		2,526,685
East Greenwich Township,
GO Notes, BAN	1.50	4/20/10	2,000,000		2,004,225
East Greenwich Township,
GO Notes, BAN	2.00	4/20/10	1,565,000		1,571,541
Fair Haven Borough School
District, Temporary Notes	2.00	9/28/10	1,217,837		1,223,779
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit
Loan Program)	1.75	9/3/10	9,600,000		9,661,009
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit
Loan Program)	1.75	9/22/10	8,000,000		8,054,462
Livingston Township,
GO Notes, BAN	1.00	2/10/10	13,280,000		13,292,959
Mantua Township,
GO Notes, BAN	3.25	12/18/09	1,000,000		1,000,957
Mercer County Improvement
Authority, Revenue (Children’s
Home Society Project)
(LOC; Wachovia Bank)	0.34	12/7/09	355,000	[a]	355,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Middlesex County Improvement
Authority, County-Guaranteed
Capital Equipment and
Improvement Revenue	1.00	9/15/10	2,120,000		2,126,646
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	2.00	10/1/10	1,195,000		1,208,883
Monmouth County Improvement
Authority, Correctional
Facilities Revenue, Refunding
(Monmouth County Project)	2.00	8/1/10	3,790,000		3,825,504
Morris County,
GO Notes	1.50	4/15/10	450,000		451,572
New Jersey,
GO Notes, Refunding	5.25	7/1/10	1,500,000		1,541,655
New Jersey Building Authority,
State Building Revenue, Refunding	5.25	12/15/09	4,100,000		4,106,942
New Jersey Economic Development
Authority, Dock Facility
Revenue, Refunding
(Bayonne/IMTT-Bayonne Project)
(LOC; SunTrust Bank)	0.30	12/1/09	700,000	[a]	700,000
New Jersey Economic Development
Authority, EDR (Fisk Alloy
Wire Inc. and Affiliates
Project) (LOC; Wachovia Bank)	0.44	12/7/09	255,000	[a]	255,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wachovia Bank)	0.44	12/7/09	1,850,000	[a]	1,850,000
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wachovia Bank)	0.44	12/7/09	100,000	[a]	100,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project)
(LOC; Wachovia Bank)	0.44	12/7/09	1,115,000	[a]	1,115,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC;
Commerce Bank NA)	0.37	12/7/09	1,230,000	[a]	1,230,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project)
(LOC; Wachovia Bank)	0.44	12/7/09	1,410,000	[a]	1,410,000
New Jersey Economic Development
Authority, EDR (Saint Peter’s
Preparatory School Project)
(LOC; Wachovia Bank)	0.34	12/7/09	250,000	[a]	250,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project)
(LOC; TD Bank)	0.37	12/7/09	1,885,000	[a]	1,885,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery, Inc.
Project) (LOC; PNC Bank NA)	0.34	12/7/09	1,635,000	[a]	1,635,000
New Jersey Economic Development
Authority, EDR (The Center
School Project) (LOC;
Bank of America)	0.30	12/7/09	465,000	[a]	465,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	0.44	12/7/09	520,000	[a]	520,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	0.44	12/7/09	1,560,000	[a]	1,560,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding
(Franciscan Oaks Project)
(LOC; Wachovia Bank)	0.19	12/7/09	700,000	[a]	700,000
New Jersey Economic Development
Authority, Revenue (Applewood
Estates Project) (LOC;
Commerce Bank NA)	0.27	12/7/09	1,275,000	[a]	1,275,000
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	0.44	12/7/09	1,755,000	[a]	1,755,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC;
Wachovia Bank)	0.29	12/7/09	915,000	[a]	915,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wachovia Bank)	0.34	12/7/09	390,000	[a]	390,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	0.34	12/7/09	200,000	[a]	200,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.29	12/7/09	2,010,000	[a]	2,010,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	0.39	12/7/09	530,000	[a]	530,000
New Jersey Economic Development
Authority, Revenue
(Melrich Road Development
Company, LLC Project)
(LOC; Wachovia Bank)	0.44	12/7/09	770,000	[a]	770,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.44	12/7/09	2,000,000	[a]	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA)	0.37	12/7/09	3,510,000	[a]	3,510,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC;
Commerce Bank NA)	0.29	12/7/09	3,340,000	[a]	3,340,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Stuart
Country Day School of the
Sacred Heart, Princeton, Inc.
Project) (LOC; Allied Irish Banks)	0.35	12/7/09	2,215,000	[a]	2,215,000
New Jersey Economic Development
Authority, Revenue (The Hun
School of Princeton Project)
(LOC; Allied Irish Banks)	0.30	12/7/09	100,000	[a]	100,000
New Jersey Economic Development
Authority, Revenue (The
Montclair Art Museum Project)
(LOC; JPMorgan Chase Bank)	0.25	12/7/09	5,260,000	[a]	5,260,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Crane’s Mill Project)
(LOC; TD Bank)	0.21	12/7/09	4,100,000	[a]	4,100,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia Bank)	0.44	12/7/09	3,155,000	[a]	3,155,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding
(LOC; Allied Irish Banks)	0.30	12/7/09	34,745,000	[a]	34,745,000
New Jersey Economic Development
Authority, Senior Care Revenue
(Bayshore Health Care Center
Project) (LOC; KBC Bank)	0.23	12/7/09	1,610,000	[a]	1,610,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	0.25	12/7/09	36,220,000	[a]	36,220,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
Wachovia Bank)	0.30	12/7/09	1,300,000	[a]	1,300,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One)	0.30	12/7/09	3,800,000	[a]	3,800,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One)	0.35	12/7/09	965,000	[a]	965,000
New Jersey Educational Facilities
Authority, Revenue (Institute
for Defense Analyses Issue) (LOC;
Branch Banking and Trust Co.)	0.20	12/7/09	4,700,000	[a]	4,700,000
New Jersey Educational Facilities
Authority, Revenue
(Princeton University)	5.50	7/1/10	990,000		1,019,559
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Seton Hall University Issue)
(LOC; Allied Irish Banks)	0.21	12/7/09	6,900,000	[a]	6,900,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint Elizabeth
Issue) (LOC; RBS Citizens NA)	0.38	12/7/09	18,300,000	[a]	18,300,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center) (LOC; Wachovia Bank)	0.21	12/7/09	10,700,000	[a]	10,700,000
New Jersey Health Care Facilities
Financing Authority,
Revenue (Christian
Health Care Center Issue)
(LOC; Valley National Bank)	0.25	12/7/09	7,485,000	[a]	7,485,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.35	12/7/09	1,000,000	[a,b]	1,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holland Christian Home
Association) (LOC; Valley
National Bank)	0.29	12/7/09	1,750,000	[a]	1,750,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.27	12/7/09	1,900,000	[a]	1,900,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.27	12/7/09	1,625,000	[a]	1,625,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.27	12/7/09	400,000	[a]	400,000
New Jersey Health Care Facilities
Financing Authority, Revenue (The
Matheny School and Hospital, Inc.)
(LOC; Bank of America)	0.34	12/7/09	200,000	[a]	200,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Christian Health
Care Center Issue) (LOC;
Valley National Bank)	0.24	12/7/09	5,305,000	[a]	5,305,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Underwood-Memorial
Hospital Issue) (LOC; UBS AG)	0.24	12/7/09	31,885,000	[a]	31,885,000
New Jersey Housing and Mortgage
Finance Agency, MFHR (LOC;
Dexia Credit Locale)	0.40	12/7/09	1,990,000	[a]	1,990,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Lloyds TBS Bank PLC)	0.25	12/7/09	500,000	[a]	500,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.39	12/7/09	18,425,000	[a]	18,425,000
New Jersey Transportation Trust
Fund Authority
(Transportation System)	6.50	6/15/10	2,875,000		2,956,086
New Jersey Turnpike Authority,
Turnpike Revenue	5.75	1/1/10	2,775,000		2,787,162
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.32	12/7/09	25,100,000	[a]	25,100,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.32	12/7/09	1,500,000	[a]	1,500,000
Norwood,
GO Notes, TAN	1.50	2/10/10	2,000,000		2,000,991
Ocean City,
GO Notes, BAN	3.00	3/12/10	1,588,000		1,593,370
Parsippany-Troy Hills Township,
GO Notes, Refunding	3.00	12/1/09	250,000		250,000
Passaic County,
GO Notes, Refunding	1.75	9/1/10	1,640,000		1,649,148
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Liquidity
Facility; Dexia Credit Locale
and LOC; Dexia Credit Locale)	0.86	12/7/09	4,980,000	[a,b]	4,980,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.33	12/7/09	1,660,000	[a,b]	1,660,000
Port Authority of New York and New
Jersey, Equipment Notes	0.33	12/7/09	1,255,000	[a]	1,255,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Port Authority of New York and
New Jersey, Equipment Notes	0.33	12/7/09	5,800,000	[a]	5,800,000
Puttable Floating Option Tax
Exempt Receipts (New Jersey
Economic Development Authority,
Assisted Living Facility Revenue
(Meridian Assisted Living at
Bridgewater Project)) (LOC; Merrill
Lynch Capital Services and
Liquidity Facility; Merrill Lynch
Capital Services)	1.41	12/7/09	14,080,000	[a,b]	14,080,000
Salem County Improvement
Authority, Revenue (Friends
Home at Woodstown, Inc.
Project) (LOC; Bank of America)	0.30	12/7/09	900,000	[a]	900,000
Shore Regional High School
District, Temporary Notes	3.00	12/15/09	3,000,000		3,002,268
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Liquidity Facility; Merrill
Lynch Capital Services and LOC;
Merrill Lynch and Company Inc.)	0.71	12/7/09	28,920,000	[a,b]	28,920,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	0.71	12/7/09	4,570,000	[a,b]	4,570,000
West Essex Regional School
District, Temporary Notes	2.00	4/21/10	1,000,000		1,001,880
U.S. Related—5.2%
Puerto Rico Commonwealth,
Public Improvement GO,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.30	12/7/09	10,100,000	[a]	10,100,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
Environmental Control Facilities
Revenue (Bristol-Myers Squibb
Company Project)	0.37	12/7/09	7,300,000	[a]	7,300,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.27	12/7/09	5,000,000	[a,b]	5,000,000

Total Investments (cost $430,920,917)			99.2%		430,920,917

Cash and Receivables (Net)			.8%		3,472,369

Net Assets			100.0%		434,393,286

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities amounted to $67,080,000 or 15.4% of net assets.

XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	76.5
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	6.4
Not Rated[d]		Not Rated[d]		Not Rated[d]	17.1
					100.0

† Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	430,920,917	430,920,917
Cash		3,035,334
Interest receivable		907,999
Prepaid expenses		20,317
		434,884,567
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		161,829
Payable for shares of Common Stock redeemed		256,168
Accrued expenses		73,284
		491,281
Net Assets ($)		434,393,286
Composition of Net Assets ($):
Paid-in capital		434,393,286
Net Assets ($)		434,393,286
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		434,489,953
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Year Ended November 30, 2009

Investment Income ($):
Interest Income	4,518,730
Expenses:
Management fee—Note 2(a)	2,606,764
Shareholder servicing costs—Note 2(b)	287,175
Treasury insurance expense—Note 1(e)	173,206
Professional fees	82,325
Custodian fees—Note 2(b)	61,251
Directors’ fees and expenses—Note 2(c)	46,153
Prospectus and shareholders’ reports	21,212
Registration fees	19,174
Miscellaneous	30,302
Total Expenses	3,327,562
Less—reduction in expenses due to undertaking—Note 2(a)	(174,761)
Less—reduction in fees due to earnings credits—Note 1(b)	(40,626)
Net Expenses	3,112,175
Investment Income—Net, representing net increase
in net assets resulting from operations	1,406,555

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2009	2008
Operations ($):
Investment income—net	1,406,555	10,988,478
Net realized gain (loss) on investments	—	18,238
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,406,555	11,006,716
Dividends to Shareholders from ($):
Investment income—net	(1,424,793)	(11,089,133)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	934,634,633	1,222,479,994
Dividends reinvested	1,159,618	9,160,392
Cost of shares redeemed	(998,468,880)	(1,211,386,455)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(62,674,629)	20,253,931
Total Increase (Decrease) in Net Assets	(62,692,867)	20,171,514
Net Assets ($):
Beginning of Period	497,086,153	476,914,639
End of Period	434,393,286	497,086,153

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

					Ten Months
					Ended	Year Ended
		Year Ended November 30,			November 30,	January 31,
	2009	2008	2007	2006	2005[a]	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.021	.031	.027	.015	.006
Distributions:
Dividends from
investment income—net	(.003)	(.021)	(.031)	(.027)	(.015)	(.006)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.27	2.13	3.11	2.76	1.79[b]	.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64	.60	.62	.64	.65[b]	.65
Ratio of net expenses
to average net assets	.60	.59	.61	.64	.65[b]	.65[c]
Ratio of net investment
income to average
net assets	.27	2.05	3.07	2.73	1.79[b]	.63
Net Assets, end of period
($ x 1,000)	434,393	497,086	476,915	374,567	372,699	342,316

a	The fund has changed its fiscal year end from January 31 to November 30.
b	Annualized.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	430,920,917
Level 3—Significant Unobservable Inputs	—
Total	430,920,917

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2009 and November 30, 2008 were as follows: tax exempt income $1,406,555 and $10,988,478, ordinary income $10,937 and $96,712 and long-term capital gains $7,301 and $3,943, respectively.

During the period ended November 30, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $18,238 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the two extended periods of the Program required payments to the Treasury in the amounts of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $174,761 during the period ended November 30, 2009.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2009, the fund was charged $147,473 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2009, the fund was charged $76,331 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2009, the fund was charged $8,479 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2009, the fund was charged $61,251 pursuant to the custody agreement.

During the period ended November 30, 2009, the fund was charged $6,539 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $182,716, custodian fees $14,604, chief compliance officer fees $4,454 and transfer agency per account fees $12,300, which are offset against an expense reimbursement currently in effect in the amount of $52,245.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 22, 2010, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 29

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus New Jersey Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus New Jersey Municipal Money Market Fund, Inc., including the statement of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New Jersey Municipal Money Market Fund, Inc. at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal period ended November 30, 2009 as “exempt-interest dividends” (not subject to regular federal and,for individuals who are New Jersey residents,New Jersey personal income taxes), except $7,301 that is being designated as a long-term capital gain distribution and $10,937 that is being designated as an ordinary income distribution for reporting purposes. As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, which will be mailed in early 2010.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 9-10, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper, all for various periods ended September 30, 2009. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2009. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was approximately one basis point higher than the Expense Group median and that the fund’s actual management fee was higher than the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was approximately one basis point higher than the Expense Group median and approximately two basis points higher than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved second quartile (the first quartile being the highest performance ranking group) total return rankings in the Performance Group and Performance Universe for each reported time period up to 10 years (except for a third quartile Performance Universe ranking for the 10-year period).

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fee paid to the Manager or its affiliates by the one mutual fund managed by the Manager or its affiliates that was reported in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund and any differences, from the Manager’s perspective, in providing services to the Similar Fund as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee. The Board noted that the contractual management fee for the fund and the Similar Fund was the same. Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

The Fund 39

OFFICERS OF THE FUND (Unaudited)

The Fund 41

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

For More Information

Ticker Symbol: DNJXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,123 in 2008 and $35,826 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,398 in 2008 and $5,276 in 2009.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,273 in 2008 and $3,576 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $178 in 2008 and $152 in 2009. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $9,452,992 in 2008 and $26,086,988 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Money Market Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)